Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of profit or loss and other comprehensive income [abstract]
Net income for the year	R$ 2,326	R$ 836	R$ 1,284
Items that may be subsequently reclassified to the statement of operations in subsequent periods:
Foreign currency translation	2,145	214	(26)
Fair value of trade receivable	1	(15)	17
Derivatives	17	5
Income taxes related to other comprehensive income	3	16
Items that will not be reclassified to the statement of operations in subsequent periods:
Other comprehensive income	(4)	(2)
Other comprehensive income (loss) for the year, net of income tax	2,162	218	(9)
Total comprehensive income for the year	4,488	1,054	1,275
Total comprehensive income attributable to:
Controlling shareholders	3,748	945	1,132
Non-controlling shareholders	740	109	143
Total comprehensive income for the year	R$ 4,488	R$ 1,054	R$ 1,275